INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES

15.	INVESTMENTS IN AFFILIATES

At December 31, 2014 and 2013, we have the following participation in investments that are recorded using the equity method:

	2014	2013
Golar Partners (1)	25.4%	25.4%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

(1) We held a 41.4% ownership in Golar Partners as of December 31, 2014 and 2013. However the 25.4% interest refers only to our interests in the subordinated units which are subject to the equity method accounting.

The carrying amounts of our investments in our equity method investments as at December 31, 2014 and 2013 are as follows:

(in thousands of $)	2014	2013

Golar Partners	328,853	344,858
ECGS	5,942	5,782
Golar Wilhelmsen	577	278
Equity in net assets of affiliates	335,372	350,918

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2014	2013
Cost	374,729	374,729
Dividend	(68,127)	(33,363)
Equity in net earnings of other affiliates	28,141	8,698
Share of other comprehensive income in affiliate	629	854
Equity in net assets of affiliates	335,372	350,918

Quoted market prices for ECGS and Golar Wilhelmsen are not available because these companies are not publicly traded. We hold various interests in Golar Partners (common units, subordinated units, general partner units and IDRs). However, only our interests in subordinated units which are not listed, have been accounted for under the equity method and were initially fair valued as of the date of deconsolidation on December 13, 2012. Refer to note 6 for details of deconsolidation.

Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. As of December 31, 2014, it had a fleet of nine vessels which are managed by the Company (2013: eight vessels). As of December 31, 2014, the carrying amount of the investment in Golar Partners (subordinated units) accounted for under the equity method was $328.9 million (2013: $344.9 million). Refer to note 6 for details of deconsolidation including determining the initial fair value of the investment in Golar Partners and the treatment of the basis difference. Dividends received for the year ended December 31, 2014 and 2013 in relation to our investments in Golar Partner's subordinated units amounted to $34.1 million and $32.7 million, respectively.

ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company ("EGAS") and HK Petroleum Services to establish a jointly owned company ECGS, to develop operations in Egypt particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share.  This represents a 50% interest in the voting rights of ECGS and in December 2011, ECGS called up its remaining share capital amounting to $7.5 million.  Of this, we paid $3.75 million to maintain our 50% equity interest.

As ECGS is jointly owned and operated together with other third parties, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint significant influence. Dividends received for each of the years ended December 31, 2014 and 2013 were $0.6 million and $0.5 million, respectively.

Golar Wilhelmsen

During 2010 Golar Management Ltd and Wilhelmsen Ship Management AS ("WSM") incorporated a Norwegian private limited company with the name "Golar Wilhelmsen Management AS" or Golar Wilhelmsen. The purpose is to build an organization specialized in the technical management of gas carriers. The company's focus is LNG carriers, FSRUs, floating LNG terminals and other gas carrying vessels which includes both our and Golar Partners' fleet of vessels and eventually vessels from third parties. In September 2010, we entered into new ship management agreements with Golar Wilhelmsen for our fleet, cancelling our previous arrangements and WSM serves as the technical manager for our vessels.

Both we and WSM have joint control over the operational and financial policies of Golar Wilhelmsen. Accordingly, we have adopted the equity method of accounting for our interest in Golar Wilhelmsen as we consider we have joint significant influence by virtue of significant participating rights of the non-controlling interest, WSM.

Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2014			December 31, 2013
	Golar Wilhelmsen	ECGS	Golar Partners	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	2,096	37,159	141,556	4,422	38,365	136,379
Non-current assets	5	3,224	1,814,646	6	156	1,584,840
Current liabilities	1,044	28,711	277,874	3,312	25,934	241,072
Non-current liabilities	—	20	1,076,589	400	1,183	910,020
Non-controlling interest	—	—	67,618	—	—	70,777

Statement of Operations
Revenue	6,732	78,946	396,026	5,957	75,309	329,190
Net income	479	1,508	184,735	695	1,318	150,819